Income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss (in Dollars)					$ 990,823
Valuation allowance (in Dollars)					$ 271,562
Effective tax rate, percentage	(1.60%)	0.00%	1.10%	21.00%